Derivative Instruments - Summary of Derivative Instruments (Details) - Interest Rate Swap - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized (gains) losses	$ 7,883	$ 14,433	$ 16,078	$ 28,978
Other Comprehensive Income (Loss) | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Unrealized (gains) losses	(9,107)	14,021	(25,216)	51,711
Debt termination expense | Not Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized loss on derivative instruments, net	$ 0	$ 1	$ (2)	$ 47